Business Combination (Details)		3 Months Ended	12 Months Ended
	Jul. 21, 2021 USD ($) Days $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) shares	Feb. 25, 2022 USD ($)	Aug. 10, 2021 shares	Aug. 05, 2021 $ / shares	Jun. 09, 2021 shares	Mar. 01, 2021 $ / shares	Sep. 09, 2020 $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 09, 2019 shares
Business Combination (Details) [Line Items]
Exchange ratio	0.1413
Proceeds from issuance of Class A Common Stock in the Business Combination	$ 229,583,000
Cash received through reverse recapitalization	206,435,000
Redemptions	$ 206,000
Conversion ratio	1
Shares attributable to reverse recapitalization (in Shares) | shares	244,293,395,000
Outstanding shares (in Shares) | shares					1,358,459,707
Contingent consideration, earnout shares, number of tranches	2
Fair value of earnout shares	$ 293,853,000
Warrants term								6 years
Fair value of the private warrants	$ 2,152,000		$ 642,000
Options outstanding (in Shares) | shares	42,193,512
Warrants rights (in Shares) | shares													1,500,000
Number of shares purchased (in Shares) | shares	76,140,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Aggregate purchase price	$ 761,400,000
Payments to settle liabilities	139,557,000		139,557,000
Notes payable	85,202,000					$ 96,921
Notes payable accrued interest	7,436,000											$ 600
Notes payable, related parties		$ 13,636,000
Interests in the Vendor Trust	124,671,000
Accounts payable	102,950,000
Payables	8,380,000
Accrued interest on purchase orders	13,341,000
Amounts due to vendors	19,791,000
Amounts due to active and former employees	$ 9,592,000
Loss upon extinguishment of debt, excluding forgiveness of vendor interest			$ 94,727,000
Closing of business combination issued (in Shares) | shares	80,000
Total direct and incremental transaction costs	$ 125,943,000
Amount expensed as part of the Business Combination	900,000
Equity issuance costs	$ 125,043,000
Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares	$ 13.5
Contingent consideration, earnout shares, period, threshold trading days | Days	(20)
Contingent consideration, earnout shares, threshold consecutive trading days | Days	(30)
Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares, stock price trigger (in Dollars per share) | $ / shares	$ 15.5
Contingent consideration, earnout shares, period, threshold trading days	(20)
Contingent consideration, earnout shares, threshold consecutive trading days	(30)
Public Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares		$ 11.5	$ 11.5
Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares	594,551
Exercise price of the warrant (in Dollars per share) | $ / shares		$ 11.5 [1]	$ 11.5	[2]
Warrants issued (in Shares) | shares	80,000	80,000
PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Amount settled	$ 800,000
US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Warrants term									7 years
Warrants rights (in Shares) | shares									1,500,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Issued shares (in Shares) | shares		20,410,111	167,280,677
Conversion ratio	1				1
Shares attributable to reverse recapitalization (in Shares) | shares	127,949,403				127,949,403
Contingent consideration, earnout shares (in Shares) | shares	25,000,000
Exercise price of the warrant (in Dollars per share) | $ / shares								$ 10		$ 10	$ 10
Warrants term										2 months 12 days
Warrants rights (in Shares) | shares											525,000
Purchase price per share (in Dollars per share) | $ / shares	$ 10
Shares issued from reverse recapitalization (in Shares) | shares	24,464,994		24,464,994
Reverse recapitalization, share price (in Dollars per share) | $ / shares	$ 10
Class A Common Stock [Member] | Earnout Shares, Tranche One [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares	12,500,000
Class A Common Stock [Member] | Earnout Shares, Tranche Two [Member]
Business Combination (Details) [Line Items]
Contingent consideration, earnout shares (in Shares) | shares	12,500,000
Class A Common Stock [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares	127,949,403
Class A Common Stock [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Warrants (in Shares) | shares	22,977,568
Warrants term			5 years
Class A Common Stock [Member] | PSAC Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 11.5
Class A Common Stock [Member] | US-Based Investment Firm Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price of the warrant (in Dollars per share) | $ / shares	$ 10
Warrants rights (in Shares) | shares	2,687,083						1,187,083
Common stock, shares issuable (in Shares) | shares	44,880,595
Common Class B [Member]
Business Combination (Details) [Line Items]
Conversion ratio	1		1
Shares attributable to reverse recapitalization (in Shares) | shares	64,000,588				64,000,588
Common Class B [Member] | Legacy FF Shareholders [Member]
Business Combination (Details) [Line Items]
Shares attributable to reverse recapitalization (in Shares) | shares	64,000,588
Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity					$ 724,823,000
Class B Redeemable Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity					697,643,000
Class A-1 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity					119,047,000
Class A-2 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity					271,925,000
Class A-3 Redeemable Convertible Preferred Stock [Member]
Business Combination (Details) [Line Items]
Reclassifications of temporary to permanent equity					$ 2,199,000
Pro Forma [Member]
Business Combination (Details) [Line Items]
Outstanding shares (in Shares) | shares			320,433,395
Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Business Combination (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 13.78
Stock issued from awards (in Shares) | shares	1,350,970
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Business Combination (Details) [Line Items]
Notes payable, related parties	$ 91,420,000
Notes payable, related parties, accrued interest	$ 13,581,000
Amount settled			$ 800,000
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Private Warrants [Member]
Business Combination (Details) [Line Items]
Warrants issued (in Shares) | shares			80,000

[1]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021.
[2]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.